Segmented information - Revenue by Services and Products (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of products and services [line items]
Operating revenues	$ 6,005	$ 6,066	$ 12,016	$ 12,120
Wireless
Disclosure of products and services [line items]
Operating revenues	1,788	1,766	3,562	3,489
Wireline data
Disclosure of products and services [line items]
Operating revenues	2,034	2,021	4,046	4,022
Wireline voice
Disclosure of products and services [line items]
Operating revenues	677	722	1,360	1,448
Media
Disclosure of products and services [line items]
Operating revenues	730	719	1,372	1,413
Other wireline services
Disclosure of products and services [line items]
Operating revenues	79	75	160	153
Total services
Disclosure of products and services [line items]
Operating revenues	5,308	5,303	10,500	10,525
Wireless
Disclosure of products and services [line items]
Operating revenues	568	626	1,252	1,252
Wireline
Disclosure of products and services [line items]
Operating revenues	129	137	264	343
Total products
Disclosure of products and services [line items]
Operating revenues	$ 697	$ 763	$ 1,516	$ 1,595